Accounts receivable and other receivables (Tables)	12 Months Ended
Mar. 28, 2020
Receivables [Abstract]
Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts
Accounts receivable, net of allowance for doubtful accounts, at March 28, 2020 and March 30, 2019 consist of the following:

	As of
	March 28, 2020	March 30, 2019
	(In thousands)
Customer trade receivables	$4,119	$1,268
Other receivables	1,900	2,269

	$6,019	$3,537

Schedule of Continuity of Allowance for Doubtful Accounts
Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 25, 2017	$286
Additional provisions recorded	227

Balance March 31, 2018	513
Additional provisions recorded	170
Net write offs	(249)

Balance March 30, 2019	434
Additional provisions recorded	857
Net write offs	(326)

Balance March 28, 2020	$965